Segment Information (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024 Segment	Dec. 31, 2023	Dec. 31, 2023 Segment
Segment Information [Abstract]
Number of operating segments	1	1	1	1
Number of reportable segments		1		1